Principal Accounting Policies (Shared-based compensation, Summary of Option Activity under Share Option Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years		Dec. 31, 2010 years		Dec. 31, 2009 years
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Number of shares, outstanding, beginning balance	4,414,481		3,387,410		3,098,289
Weighted average exercise price, outstanding, beginning balance	$ 67.71		$ 43.84	[1]	$ 61.94
Weighted average remaining contractual life (Years), outstanding, beginning balance	5.98	[2]	3.97		2.9
Aggregate intrinsic value, outstanding, beginning balance	$ 415,360,566		$ 338,334,777		$ 25,470,062
Number of shares, granted	1,375,345		1,264,625		947,366
Weighted average exercise price, granted	$ 136.86		$ 128.27		$ 59.94
Number of shares, exercised	(207,142)		(191,469)		(586,921)
Weighted average exercise price, exercised	$ 38.12		$ 38.28		$ 26.89
Number of shares, forfeited	(149,143)		(46,085)		(66,562)
Weighted average exercise price, forfeited	$ 115.98		$ 97.07		$ 47.66
Number of shares, expired					(4,762)
Weighted average exercise price, expired					$ 63
Number of shares, outstanding, ending balance	5,433,541		4,414,481		3,387,410
Weighted average exercise price, outstanding, ending balance	$ 85.02		$ 67.71		$ 43.84	[1]
Weighted average remaining contractual life (Years), outstanding, ending balance	5.59		5.98	[2]	3.97
Aggregate intrinsic value, outstanding, ending balance	144,827,231		415,360,566		338,334,777
Number of shares, vested and expect to vest	5,118,844
Weighted average exercise price, vested and expect to vest	$ 84
Weighted average remaining contractual life (Years), vested and expect to vest	5.55
Aggregate intrinsic value, vested and expect to vest	139,500,138
Number of shares, exercisable	1,499,825
Weighted average exercise price, exercisable	$ 41.67
Weighted average remaining contractual life (Years), exercisable	3.87
Aggregate intrinsic value, exercisable	$ 78,238,564

[1]	It includes the impact of stock modification in February 2009.
[2]	It includes the impact of stock modification in December 2009 and February 2010.